CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Statement Of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 876,300		$ 3,200,434
Equity shares, par value		5		5
Equity shares, authorized	24,000,000	24,000,000	24,000,000	24,000,000
Equity shares, issued	14,810,178	14,810,178	14,810,178	14,810,178
Equity shares, outstanding	13,795,178	13,795,178	13,795,178	13,795,178
Treasury shares, equity shares	1,015,000	1,015,000	1,015,000	1,015,000